Income Taxes (Details) - Schedule of income tax rate effective income tax	8 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of income tax rate effective income tax [Abstract]
Income at US Statutory Rate	21.00%	21.00%
State taxes, net of Federal benefit	6.00%	6.00%
Permanent differences	(1.00%)	(1.00%)
Tax credits	4.00%	6.00%
Change in valuation allowance	(30.00%)	(33.00%)
Other	0.00%	0.00%
Total Income tax	0.00%	0.00%